FAIR VALUE OF ASSETS AND LIABILITIES - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)
Disclosure of fair value of assets and liabilities [Line Items]
Ratio between monthly gross income and real estate value	0.71%	0.76%
Trading equity securities
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ 0
Unrealized gains and losses	$ 152,801	$ 130,453
Terminal rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	8.33	8.25
Direct capitalization-initial rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	8.05	8.06
Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	11.19	11.17
Corporate bonds | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	0.51
Equity securities
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 72,423	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Derivative Foreign Exchange Contracts And Interest Rate Contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	(6,700)	21,792
Debt Securities
Disclosure of fair value of assets and liabilities [Line Items]
Unrealized gains and losses	(26,820)	58,736
Debt instruments at fair value through profit or loss
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,577	199,224
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	84	0
Debt instruments at fair value through profit or loss | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,577	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Debt instruments at fair value through profit or loss | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	199,224
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	84	0
Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	627,395
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	287,939	0
Debt instruments at fair value through OCI | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	627,395
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 287,939	$ 0